Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues, net:
Total revenues, net	$ 1,346,632	$ 1,275,420
Cost of goods sold	732,183	649,001
Gross profit	614,449	626,419
Operating expenses:
Selling, general and administrative	414,773	419,880
Share-based compensation	20,010	28,017
Depreciation and amortization	136,783	113,534
Total operating expenses	571,566	561,431
Income from operations	42,883	64,988
Other income (expense):
Interest income	23	136
Interest expense	(57,966)	(55,201)
Interest expense related to lease liabilities and financial obligations	(42,416)	(33,641)
Loss on impairment	(67,076)	(82,615)
Other income, net	186	19,845
Total other expense, net	(167,249)	(151,476)
Loss before provision for income taxes	(124,366)	(86,488)
Provision for income taxes	(114,589)	(178,822)
Net loss from continuing operations	(238,955)	(265,310)
Net loss from discontinued operations	(51,382)	(111,622)
Net loss	(290,337)	(376,932)
Less: Net loss attributable to non-controlling interest	(9,140)	(6,833)
Net loss attributable to Curaleaf Holdings, Inc.	$ (281,197)	$ (370,099)
Per share – basic and diluted:
Loss per share from continuing operations, net of loss attributable to non-controlling interest - basic (in dollars per share)	$ (0.32)	$ (0.36)
Loss per share from continuing operations, net of loss attributable to non-controlling interest - diluted (in dollars per share)	(0.32)	(0.36)
Loss per share from discontinued operations - basic (in dollars per share)	(0.07)	(0.16)
Loss per share from discontinued operations - diluted (in dollars per share)	(0.07)	(0.16)
Loss per share attributable to Curaleaf Holdings, Inc. - basic (in dollars per share)	(0.39)	(0.52)
Loss per share attributable to Curaleaf Holdings, Inc. - diluted (in dollars per share)	$ (0.39)	$ (0.52)
Weighted average common shares outstanding - basic (in shares)	724,124,894	711,159,444
Weighted average common shares outstanding - diluted (in shares)	724,124,894	711,159,444
Retail and wholesale revenues
Revenues, net:
Total revenues, net	$ 1,340,778	$ 1,270,578
Management fee income
Revenues, net:
Total revenues, net	$ 5,854	$ 4,842